Exhibit 99.1
HSBC Automotive Trust (USA) 2007-1
Servicer's Certificate
(Delivered pursuant to Section 4.9 of
the Sale and Servicing Agreement)

Collection Period Beginning	01-Dec-07
Collection Period Ending	31-Dec-07
Previous Distribution Date	17-Dec-07
Distribution Date	17-Jan-08
Days in Interest Period	31
Days in Collection Period	31
Months Since Closing	11

I. COLLECTION PERIOD POOL BALANCE CALCULATION
Beginning of Collection Period Pool Balance	777,895,520.45

Principal Receivables Added	0.00
Monthly Principal Amounts:
Principal Payments Received for the Collection Period	22,659,394.21
Liquidated Receivables for the Collection Period	5,569,211.04
Principal Amount of Repurchased Receivables for the Collection Period	38,599.66
End of Collection Period Pool Balance	749,628,315.54
End of Collection Period Pool Factor	63.239255%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS

A. Class A-1

1. Information regarding distributions
a. Total distribution per $1,000	0.000000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	0.000000

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.32600%

b. Class A-1 Note balance - beginning of period	0.00

c. Accrual convention	Actual/360
d. Days in Interest Period	31

e. Class A-1 interest due - current period	0.00
f. Class A Interest Carryover Shortfall with respect to Class A-1	0.00
g. Class A-1 interest paid	0.00

h. Class A-1 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 Note balance - beginning of period	0.00
b. Class A Minimum Principal Distributable Amount paid to Class A-1	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-1	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	0.00
e. Class A-1 Note balance - end of period	0.00
f. Class A-1 Notes as a percentage of the total Notes outstanding on the Distribution Date	0.000000%
g. Class A-1 Notes as a percentage of the Pool Balance on the Distribution Date	0.000000%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	73.199515
b. Principal distribution per $1,000	70.615704
c. Interest distribution per $1,000	2.583811

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.32000%

b. Class A-2 Note balance - beginning of period	157,476,476.30

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-2 interest due - current period	698,145.71
f. Class A Interest Carryover Shortfall with respect to Class A-2	0.00
g. Class A-2 interest paid	698,145.71
h. Class A-2 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 Note balance - beginning of period	157,476,476.30
b. Class A Minimum Principal Distributable Amount paid to Class A-2	19,080,363.31
c. Class A Additional Principal Distributable Amount paid to Class A-2	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	0.00
e. Class A-2 Note balance - end of period	138,396,112.99
f. Class A-2 Notes as a percentage of the total Notes outstanding on the Distribution Date	27.351058%
g. Class A-2 Notes as a percentage of the Pool Balance on the Distribution Date	18.461964%
h. Class A-1 and A-2 Notes as a percentage of the Pool Balance on the Distribution Date	18.461964%

C. Class A-3
1. Information regarding distributions
a. Total distribution per $1,000	4.416667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.416667

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.30000%

b. Class A-3 Note balance - beginning of period	235,300,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-3 interest due - current period	1,039,241.67
f. Class A Interest Carryover Shortfall with respect to Class A-3	0.00
g. Class A-3 interest paid	1,039,241.67
h. Class A-3 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 Note balance - beginning of period	235,300,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	0.00
e. Class A-3 Note balance - end of period	235,300,000.00
f. Class A-3 Notes as a percentage of the total Notes outstanding on the Distribution Date	46.502058%
g. Class A-3 Notes as a percentage of the Pool Balance on the Distribution Date	31.388889%
h. Class A-1, A-2 and A-3 Notes as a percentage of the Pool Balance on the Distribution Date	49.850853%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	4.441667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.441667

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.33000%

b. Class A-4 Note balance - beginning of period	132,303,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-4 interest due - current period	587,645.83
f. Class A Interest Carryover Shortfall with respect to Class A-4	0.00
g. Class A-4 interest paid	587,645.83
h. Class A-4 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 Note balance - beginning of period	132,303,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-4	0.00

d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	0.00
e. Class A-4 Note balance - end of period	132,303,000.00
f. Class A-4 Notes as a percentage of the total Notes outstanding on the Distribution Date	26.146884%
g. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	17.649147%
h. Class A-1, A-2, A-3 and A-4 Notes as a percentage of the Pool Balance on the Distribution Date	67.500000%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
The lesser of (x) and (y), but not less than zero:
(x) 67.50% of the Pool Balance as of the end of the related Collection Period	505,999,112.99
(y) Pool Balance as of the end of the Collection Period less $38,524,995.93	711,103,319.61
Aggregate Optimal Note Principal Balance for such Distribution Date	505,999,112.99

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of:
(x) Aggregate Note Principal Balance over	525,079,476.30
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	505,999,112.99
Optimal Principal Distributable Amount	19,080,363.31

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):
(x) The lesser of:
(i) Optimal Principal Distributable Amount	19,080,363.31
(ii) BOM Principal Balance less EOM Principal Balance	28,267,204.91
(iii) Aggregate Note Principal Balance	525,079,476.30
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	0.00
Class A Minimum Principal Distributable Amount	19,080,363.31

D. Class A Additional Principal Distributable Amount:
Excess of:
(x) Aggregate Note Principal Balance	525,079,476.30
Less: Class A Minimum Principal Distributable Amount paid over	19,080,363.31
(y) Aggregate Optimal Note Principal Balance	505,999,112.99
Class A Additional Principal Distributable Amount	0.00

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to
Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	505,999,112.99
(ii) Pool Balance - as of last day of preceding Collection Period	749,628,315.54

(y) The outstanding principal balance of any Class of the Notes on such Class of Notes
Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	0.00
Principal Balance Shortfall	0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	23,707,689.80
Targeted Reserve Account Balance (Sect. 2.01(a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	22,488,849.47
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	23,707,689.80
(y) Aggregate Note Principal Balance	525,079,476.30
Targeted Reserve Account Balance	23,707,689.80

Reserve Account Shortfall Amount (Sect. 2.01(a))
The excess of:
(x) Targeted Reserve Account Balance	23,707,689.80
(y) Reserve Account Balance for such Distribution Date	23,707,689.80
Reserve Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Reserve Account withdrawal (Sect. 3.03 (b))	0.00
Reserve Account withdrawal (Sect. 3.03 (d))	0.00
Total Reserve Account withdrawal	0.00
Ending Reserve Account Balance	23,707,689.80
Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.162593%

V. CERTIFICATE CALCULATION

Beginning Certificate Balance	252,816,044.15
Ending Certificate Balance	243,629,202.55
Ending Certificate Balance as a percentage of the Ending Pool Balance	32.500000%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections
a. Collections on Receivables	31,579,779.02
b. Net Liquidation Proceeds	1,478,970.36
c. Substitution Adjustment Amounts	0.00
Total Collections	33,058,749.38
2. Collection and Reserve Account investment income	104,026.91

3. Repurchase Amounts deposited in the Collection Account	38,620.03

4. Proceeds of any liquidation of the Trust	0.00
Available Funds	33,201,396.32

B. Distribution (Sect. 3.03)

1. Available Funds	33,201,396.32
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	0.00
3. Unpaid Administrator, and Indenture Trustee and Owner Trustee fees	0.00
Remaining Available Funds	33,201,396.32
4. Class A Interest Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	698,145.71
c. Class A-3	1,039,241.67
d. Class A-4	587,645.83
Total Class A Interest Distributable Amount paid	2,325,033.21
Remaining Available Funds	30,876,363.11
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	0.00

b. Class A-2	19,080,363.31

c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Minimum Principal Distributable Amount paid	19,080,363.31
Remaining Available Funds	11,795,999.80
6. Reserve Account Shortfall Amount - deposited	0.00
Remaining Available Funds	11,795,999.80
7. Class A Additional Principal Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	0.00
c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Additional Principal Distributable Amount paid	0.00
Remaining Available Funds	11,795,999.80
8. Unpaid Administrator, Indenture Trustee and Owner Trustee indemnity expenses	0.00
Remaining Available Funds	11,795,999.80
9. Amount released from Reserve Account	0.00
Remaining Available Funds	11,795,999.80
10. Servicer transition expenses	0.00
Remaining Available Funds	11,795,999.80

11. Servicing Fee (If HSBC Finance is the Servicer)	1,458,554.10
Remaining Available Funds for distribution to Certificateholders	10,337,445.70

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing Fee Paid from Reserve Account	0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	0.00
b. Class A-2 interest paid from Reserve Account	0.00
c. Class A-3 interest paid from Reserve Account	0.00
d. Class A-4 interest paid from Reserve Account	0.00
4. Class A Principal Balance Shortfall paid from Reserve Account

a. Class-A-1 principal paid from Reserve Account	0.00
b. Class A-2 principal paid from Reserve Account	0.00
c. Class A-3 principal paid from Reserve Account	0.00
d. Class A-4 principal paid from Reserve Account	0.00
5. Total Reserve Account Withdrawal	0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	38,528,071.44

% of Principal Receivables	5.14%
2. Two payments delinquent - $	12,057,449.43

% of Principal Receivables	1.61%

3. Two or more payments delinquent - $	19,642,331.48

% of Principal Receivables	2.62%
4. Three or more payments delinquent - $	7,584,882.05
% of Principal Receivables	1.01%
5. Repossessed Vehicles	3,237,593.56
% of Principal Receivables	0.43%
B. Other
1. Cumulative Net Loss Percentage	2.16%
2. The weighted average coupon (WAC) was equal to	14.3599%
3. The weighted average remaining maturity (WARM) was equal to	50
4. The weighted average pool seasoning was equal to	18

5. Principal Balance of Receivables that were extended or modified

(and delinquency reset) during the related Collection Period - $	16,947,056.02
6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percentage of the Pool Balance at the end of such Collection Period - %	2.26%
7. Number of Contracts - end of Collection Period	50,657

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC Automotive Trust (USA) 2007-1
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,
("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing
Agreement, dated as of January 31, 2007, by and among the Servicer,
HSBC Automotive Trust (USA) 2007-1, as issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), Deutsche Bank Trust Company Americas, as Indenture Trustee
(the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator
(the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2007-1 Supplement, dated as of
January 31, 2007, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator,
and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer
under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on January 17, 2008.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing
Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents
(or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and
Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this
January 14, 2008

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer